Deposits - Maturity Distribution of Time Certificates of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Maturity distribution of time certificates of deposits
Three months or less	$ 1,789,175	$ 1,742,527
Over three through six months	979,413	757,370
Over six through twelve months	617,819	766,359
One to two years	149,372	149,691
Two to three years	190,157	132,198
Three to four years	136,508	142,183
Four to five years	142,592	119,550
Thereafter	107	122
Total	4,005,143	$ 3,810,000
Under $250,000
Maturity distribution of time certificates of deposits
Three months or less	250,817
Over three through six months	162,312
Over six through twelve months	377,824
One to two years	82,410
Two to three years	141,117
Three to four years	98,047
Four to five years	102,580
Thereafter	107
Total	1,215,214
$250,000 or More
Maturity distribution of time certificates of deposits
Three months or less	1,538,358
Over three through six months	817,101
Over six through twelve months	239,995
One to two years	66,962
Two to three years	49,040
Three to four years	38,461
Four to five years	40,012
Total	$ 2,789,929